THE MUNDER FUNDS, INC.

Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997


Class Y Shares of:

Munder All-Season Conservative Fund, Munder All-Season Moderate
Fund and Munder All-Season Aggressive Fund (the "Funds")


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Fund through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for these services, Investor Services Group is entitled to receive an annual fee of $30,000 per Fund.
Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds' Distributor under which the Distributor provides certain administrative services with respect to the Funds. Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.



THE MUNDER FUNDS, INC.

Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997


Class A and B Shares of:

Munder All-Season Conservative Fund, Munder All-Season Moderate
Fund and Munder All-Season Aggressive Fund (the "Funds")


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Fund through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for these services, Investor Services Group is entitled to receive an annual fee of $30,000 per Fund.
Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds' Distributor under which the Distributor provides certain administrative services with respect to the Funds. Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.




The Munder Funds
Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997
Class A, B and C Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Growth & Income Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund and Munder Value Fund (the Funds).


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Funds through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for its services for the Funds of The Munder Funds, Inc. and The Munder Funds Trust, Investor Services Group is entitled to receive fees, based on the aggregate daily net asset of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion (with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to Investor Services Group). As compensation for its services for The Munder Framlington Funds, Investor Services Group is entitled to receive fees, computed daily and payable monthly, at the rate of 0.10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds Distributor under which the Distributor provides certain administrative services with respect to the Funds. Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.




The Munder Funds
Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997
Class A, B and C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder
International
Bond Fund, Munder U.S. Government Income Fund, Munder Michigan
Triple Tax-Free Bond Fund, Munder Short Term Treasury Fund, Munder Tax-Free Bond Fund, and Munder Tax-Free Intermediate Bond Fund
(the Funds).


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Funds through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for its services, Investor Services Group is entitled to receive fees, based on the aggregate daily net asset of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion. Administration fees payable by the Funds and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds Distributor under which the Distributor provides certain administrative services with respect to the Funds.
Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.



The Munder Funds
Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997
Class A, B and C Shares of:

Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money
Market Fund (the Funds)


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Funds through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for its services, Investor Services Group is entitled to receive fees, based on the aggregate daily net asset of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion. Administration fees payable by the Funds and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds Distributor under which the Distributor provides certain administrative services with respect to the Funds.
Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.



The Munder Funds
Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997
Class K Shares of:


Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Short Term Treasury Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money
Market Fund (the Funds).


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Funds through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for its services for the Funds of The Munder Funds, Inc. and The Munder Funds Trust, Investor Services Group is entitled to receive fees, based on the aggregate daily net asset of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion (with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to Investor Services Group). As compensation for its services for The Munder Framlington Funds, Investor Services Group is entitled to receive fees, computed daily and payable monthly, at the rate of 0.10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds Distributor under which the Distributor provides certain administrative services with respect to the Funds. Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.



The Munder Funds
Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997
Class Y Shares of:


Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Growth & Income Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Short Term Treasury Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money
Market Fund (the Funds).


	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Funds through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for its services for the Funds of The Munder Funds, Inc. and The Munder Funds Trust, Investor Services Group is entitled to receive fees, based on the aggregate daily net asset of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion (with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to Investor Services Group). As compensation for its services for The Munder Framlington Funds, Investor Services Group is entitled to receive fees, computed daily and payable monthly, at the rate of 0.10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Funds Distributor under which the Distributor provides certain administrative services with respect to the Funds. Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Funds.



THE MUNDER FUNDS, INC.

Supplement Dated October 29, 1997
to Prospectus Dated October 29, 1997

NetNet Fund



	First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, continues to serve as administrator for the Fund through October 31, 1997. The services of Investor
Services Group are similar to those services described in the Prospectus in the section entitled "Administrator."

	As compensation for its services, Investor Services Group is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. Investor Services Group is also entitled to reimbursement for out-of-pocket expenses. Investor Services Group has entered into a Sub-Administration Agreement with the Fund's Distributor under which the Distributor provides certain administrative services with respect to the Fund.
Investor Services Group pays the Distributor a fee for these services out of its own resources at no cost to the Fund.